Federated Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—73.5%
		Basic Industry - Chemicals—3.7%
$1,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.631% (1-month USLIBOR +3.250%), 8/16/2019	6/27/2018 - 4/23/2019	$ 1,000,000	$ 1,000,000
400,399	[2]	Kuwait Paraxylen Revolver, 3.102% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	396,795	397,396
964,666	[2]	Kuwait Paraxylen Term, 3.102% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	960,095	957,431
		TOTAL			2,354,827
		Basic Industry - Forestry/Paper—2.0%
1,275,000	[2]	Bahia Cellulose, 5.381% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,276,913	1,277,550
		Basic Industry - Metals/Mining Excluding Steel—3.0%
1,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.674% (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018	1,000,000	998,500
944,445	[2]	Suek Tranche B, 5.403% (1-month USLIBOR +3.000%), 5/17/2022	10/10/2017 - 11/24/2017	945,326	940,194
		TOTAL			1,938,694
		Basic Industry - Steel Producers/Products —3.6%
1,350,000	[2]	Ferrexpo AG, 7.065% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 - 3/1/2019	1,341,773	1,352,025
1,000,367	[2]	Metinvest BV, 7.131% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	973,356	968,856
		TOTAL			2,320,881
		Capital Goods - Aerospace & Defense—0.9%
574,075	[2]	Gulf Air BSC, 5.640% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	574,936	574,075
		Consumer Cyclical - Apparel/Textiles—1.2%
787,015		PT Pan Brothers TBK, 3.978% - 4.045%, 10/1/2019	3/5/2019 - 5/31/2019	787,015	787,015
		Consumer Non-Cyclical/Food-Wholesale—7.0%
1,000,000		Dansk Landbrugs Grovvareselskab amba (DLG), 3.718%, 7/12/2019	5/7/2019	993,182	992,000
107,614		Gambia, Government of, 5.671% - 5.820%, 10/11/2019	7/17/2018 - 10/15/2018	107,613	107,829
900,000		Gambia, Government of, 5.745%, 7/2/2020	2/26/2019 - 3/6/2019	900,000	899,100
1,000,000	[2]	Olam Nigeria, 3.521% (3-month USLIBOR +1.050%), 9/5/2019	2/28/2019	1,000,000	1,000,000
500,000		PT Pacific Indopalm Industries, 3.660%, 10/18/2019	3/5/2019 - 3/14/2019	500,000	500,000
1,000,000	[2]	Vicentin SIAC, 7.667% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 - 2/21/2018	1,000,000	1,009,000
		TOTAL			4,507,929
		Consumer Products—3.1%
EUR 755,000		Burkina Faso, Government of, 3.330%, 11/8/2019	2/7/2019 - 4/16/2019	856,484	862,374
$1,089,911		Burkina Faso, Government of, 4.938%, 8/28/2019	3/21/2019 - 6/20/2019	1,089,911	1,092,090
		TOTAL			1,954,464
		Energy - Exploration & Production—4.3%
333,333	[2]	EGPC African Export-Import Bank (Afreximbank), 8.207% (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	333,333	331,333
149,529	[2]	KMG Vitol, 4.252% (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	149,155	149,155
65,341	[2]	Rosneft Oil Co., 4.402% (1-month USLIBOR +2.000%), 7/31/2019	9/28/2017	65,443	65,014
705,882	[2]	Sonangol, 5.729% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	680,882	702,353
1,500,000	[2]	Yibal Export Pdo, 4.184% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	1,495,750	1,496,250
		TOTAL			2,744,105

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Integrated Energy—2.3%
$ 486,852	[2]	Kazmunaigaz BV, 4.252% (1-month USLIBOR +1.850%), 3/31/2020	5/13/2019	$ 488,110	$ 488,313
1,000,000	[2]	Staatsolie Maatschappij Suriname NV, 7.511% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	1,000,000	1,002,000
		TOTAL			1,490,313
		Energy - Oil Refining and Marketing—10.5%
941,379	[2]	Dangote, 9.187% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017 - 10/22/2018	932,637	944,674
1,488,403		Egypt, Government of, 4.847% - 5.107%, 3/12/2020	11/14/2018 - 3/15/2019	1,488,403	1,486,914
2,500,000		Pakistan, Government of, 4.905% - 5.030%, 4/9/2020	2/21/2019 - 4/16/2019	2,500,000	2,500,000
1,785,714	[2]	SOCAR Energy, 4.951% (6-month USLIBOR +2.400%), 5/22/2020	11/30/2018 - 6/10/2019	1,785,714	1,785,714
		TOTAL			6,717,302
		Finance/Banks/Brokers—6.7%
1,000,000	[2]	Banco del Pacifico, 7.523% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	1,000,000	999,000
333,333	[2]	Banco Supervielle SA, 5.368% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	331,167	334,000
1,000,000	[2]	Doha Bank, 3.300% (3-month USLIBOR +0.700%), 10/19/2019	1/17/2019	1,000,000	1,000,000
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 3.802% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	1,000,000	999,500
1,000,000		Turk Exim Bank, 4.625%, 11/26/2019	2/28/2019	1,000,000	994,000
		TOTAL			4,326,500
		Foreign Sovereign—14.1%
777,564	[2]	Armenia International Airports CJSC, 7.716% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	785,340	782,619
1,000,000	[2]	Bank of Kigali Ltd., 8.986% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	993,500
EUR 773,318		Cameroon, Government of, 3.613%, 10/15/2019	3/13/2019 - 6/25/2019	874,865	879,340
$ 363,947		Djibouti, Government of, 5.505%, 8/5/2019	6/4/2019	363,947	363,037
966,169		Egypt, Government of, 4.164% - 4.587%, 6/22/2020	5/15/2019 - 6/25/2019	966,169	966,652
666,667	[2]	JSC Partnership, 6.966% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	675,800	680,000
493,420		Maldives, Government of, 4.845% - 5.033%, 10/15/2019	4/9/2019 - 6/27/2019	493,420	493,420
857,143	[2]	Ministry of Finance Tanzania, 7.416% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	852,000	856,286
600,000	[2]	Ministry of Finance Zambia, 8.869% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	600,000	597,600
448,852		Pakistan, Government of, 4.568% - 5.044%, 6/22/2020	5/17/2019 - 6/27/2019	448,852	448,179
564,506		Pakistan, Government of, 4.743% - 4.776%, 7/18/2019	7/5/2018 - 7/20/2018	564,506	564,506
EUR 500,000		Senegal, Government of, 4.800%, 6/10/2020	2/4/2019	582,741	579,068
$ 812,137		Tunisia, Government of, 2.418%, 8/26/2019	2/25/2019	812,137	812,137
		TOTAL			9,016,344
		Services - Airlines—0.8%
512,820	[2]	Pakistan International Airlines, 5.553% (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	507,692	508,974
		Services - Railroads—2.2%
583,443	[2]	Autopistas Urbanas SA (AUSA), 6.018% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	574,691	581,401
833,333	[2]	Ethiopian Railway Corp., 6.561% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	833,333	827,500
		TOTAL			1,408,901
		Services - Transportation Excluding Air/Rail—1.2%
774,869	[2]	Asyaport, 7.252% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	774,869	774,869
		Supranational—2.3%
1,500,000	[2]	African Export-Import Bank (Afreximbank), 4.020% (3-month USLIBOR +1.400%), 5/8/2020	4/2/2019	1,502,250	1,500,000

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—3.4%
$ 233,333	[2]	MTN Group Ltd., 4.671% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	$ 232,167	$ 231,933
2,000,000		Zain Telecommunications, 4.434%, 11/13/2019	6/20/2019	1,964,670	1,970,000
		TOTAL			2,201,933
		Utility - Electric-Generation—1.2%
389,088	[2]	Casablanca & Giacote Solar PV Project, 5.480% (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	381,306	387,726
115,395	[2]	Egypt Electric AfreximBK, 7.876% (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	115,395	115,107
285,742	[2]	Egypt Electric, 6.982% (3-month USLIBOR +4.250%), 5/5/2020	1/31/2017	285,313	280,741
		TOTAL			783,574
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $47,180,775)			47,188,250
		INVESTMENT COMPANY—24.9%
15,998,137		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[3] (IDENTIFIED COST $16,001,372)			16,002,937
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $63,182,147)			63,191,187
		OTHER ASSETS AND LIABILITIES - NET—1.6%[4]			1,045,308
		TOTAL NET ASSETS—100%			$ 64,236,495
At June 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/9/2019	Citibank N.A.	183,000 EUR	$210,768	$ 2,553
8/2/2019	State Street Bank & Trust Co.	205,505 EUR	$234,549	$ 269
9/4/2019	State Street Bank & Trust Co.	198,891 EUR	$226,995	$ (307)
9/10/2019	Citibank N.A.	246,000 EUR	$284,824	$ 3,557
9/19/2019	State Street Bank & Trust Co.	47,158 EUR	$ 53,837	$ (118)
10/2/2019	State Street Bank & Trust Co.	194,509 EUR	$222,976	$ 213
10/9/2019	Citibank N.A.	61,000 EUR	$ 70,804	$ 906
10/17/2019	State Street Bank & Trust Co.	185,757 EUR	$209,373	$(3,609)
11/8/2019	Citibank N.A.	123,000 EUR	$143,123	$ 1,861
11/19/2019	HSBC Bank USA	63,227 EUR	$ 72,546	$ (129)
12/19/2019	HSBC Bank USA	15,849 EUR	$ 18,229	$ (30)
1/22/2020	HSBC Bank USA	31,788 EUR	$ 36,675	$ (35)
6/12/2020	Citibank N.A.	510,000 EUR	$591,162	$(3,347)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 1,784
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $49,514. This is based on the contracts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	1,739,470
Purchases/Additions	26,048,065
Sales/Reductions	(11,789,398)
Balance of Shares Held 6/30/2019	15,998,137
Value	$ 16,002,937
Change in Unrealized Appreciation/Depreciation	$ 1,592
Net Realized Gain/(Loss)	$ 462
Dividend Income	$ 38,365
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2019, these restricted securities amounted to $47,188,250, which represented 73.5% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$ —	$ —	$47,188,250	$47,188,250
Investment Company	16,002,937	—	—	16,002,937
TOTAL SECURITIES	$16,002,937	$ —	$47,188,250	$63,191,187
Other Financial Instruments[1]
Assets	$ —	$ 9,359	$ —	$ 9,359
Liabilities	—	(7,575)	—	(7,575)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ 1,784	$ —	$ 1,784
1	Other financial instruments are foreign exchange contracts.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2019	$ 48,881,278
Accrued discount/premiums	$ 24,010
Realized gain (loss)	$ (5,324)
Change in unrealized appreciation (depreciation)	$ 84,476
Purchases	$ 15,104,795
(Sales)	$(16,900,985)
Balance as of 6/30/2019	$ 47,188,250
The total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2019	$ 23,125
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
LIBOR	—London Interbank Offered Rate